Note 5 - Leases (Details Textual) - USD ($)	1 Months Ended
	Aug. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Operating Lease, Right-of-Use Asset		$ 4,702,000	$ 2,841,000
Operating Lease, Weighted Average Remaining Lease Term (Year)		12 years 6 months
Operating Lease, Weighted Average Discount Rate, Percent		7.00%
Operating Lease, Liability		$ 4,853,000
Orlando, FL Facility [Member]
Operating Lease, Monthly Payments	$ 25,000
Tampa, FL Facility [Member]
Operating Lease, Monthly Payments	$ 21,000
Century Leases [Member]
Operating Lease, Right-of-Use Asset		2,400,000
Operating Lease, Liability		$ 2,400,000